Mar. 31, 2025
(Allspring Specialty Funds - Classes A, C, Administrator, Institutional) | (Allspring Utility and Telecommunications Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 33 and 34 of the Prospectus and “Additional Purchase and Redemption Information” on page 75 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 53 for further information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	A	C	Administrator	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None	None
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Administrator	Institutional
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Other Expenses	0.51%	0.51%	0.44%	0.19%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.09%	0.84%
Fee Waivers	(0.12)%	(0.12)%	(0.17)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.04%	1.79%	0.92%	0.72%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.04% for Class A, 1.79% for Class C, 0.92% for Administrator Class and 0.72% for Institutional class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming you sold your shares, you would pay:

Allspring Utility and Telecommunications Fund
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$675	$911	$1,166	$1,893
Class C	$282	$588	$1,020	$2,223
Administrator Class	$94	$330	$584	$1,313
Institutional Class	$74	$256	$454	$1,026
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$182	$588	$1,020	$2,223

Assuming you held your shares, you would pay:

Allspring Utility and Telecommunications Fund
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$675	$911	$1,166	$1,893
Class C	$282	$588	$1,020	$2,223
Administrator Class	$94	$330	$584	$1,313
Institutional Class	$74	$256	$454	$1,026
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$182	$588	$1,020	$2,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in common, preferred and convertible preferred stocks of utility and telecommunications companies;

■	up to 20% of the Fund’s net assets in dividend-paying equity securities of non-utility and non-telecommunications companies;

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments; and

■	up to 10% of the Fund’s total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. Utility companies may include, for example, companies that provide basic services such as water, sewage, electricity generation, transmission and distribution, and the transmission and distribution of natural gas. Telecommunication companies may include, for example, cable and satellite companies, interactive media providers, communication equipment manufacturers and providers, telecommunication services companies, telecommunication REITs, and providers of broadcasting services. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund’s investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. Relative to its concentration policy, the Fund’s allocations to utility and telecommunications companies may fluctuate over time, and may at times favor either utilities or telecommunications companies. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider similar factors when analyzing utility and telecommunications companies as those from other sectors. We focus on dividend-paying companies that we expect to pay and increase dividends consistently. Our process applies a rigorous analytical methodology to all of our investment decisions, which might include the following analyses of a company and its stock: cash flow analysis, debt levels, discipline of company management, relative and absolute valuation levels, and dividend yield. In selecting companies, we begin with a screen of a broad universe of equity securities that looks first, but not exclusively, at dividend yield, dividend growth potential and market capitalization. In addition, a review of company fundamentals, such as valuation, earnings growth and financial condition, helps the portfolio managers to focus on companies with dividends that appear reasonably sustainable with potential for moderate dividend growth. We regularly review the investments of the portfolio and may sell a portfolio holding when there is deterioration in the underlying fundamentals of the business, dividend growth is no longer expected or there is the possibility of a dividend cut, the stock price reflects full or overvaluation, it has achieved its valuation target, or we have identified a more attractive investment opportunity.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Highest Quarter: September 30, 2024	+16.80%
Lowest Quarter: March 31, 2020	-11.77%
Year-to-date total return as of June 30, 2025 is +9.73%

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/4/1994	10.91%	3.82%	6.45%
Class A (after taxes on distributions)	1/4/1994	9.71%	1.61%	4.72%
Class A (after taxes on distributions and the sale of Fund Shares)	1/4/1994	7.31%	2.74%	4.94%
Class C (before taxes)	9/2/1994	15.77%	4.26%	6.43%
Administrator Class (before taxes)	7/30/2010	17.83%	5.18%	7.25%
Institutional Class (before taxes)	2/28/1994	18.04%	5.39%	7.44%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		23.43%	6.61%	8.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.